SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 97,037	$ 87,430
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 97,037	$ 87,430